UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22483

       Copeland Trust

(Exact name of registrant as specified in charter)

       Eight Tower Bridge 161 Washington St., Suite #1650, Conshohocken, PA 19428

(Address of principal executive offices)

(Zip code)

James Ash

 Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period: 8/31/13

Item 1.  Schedule of Investments.

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares	Security	Market Value

	COMMON STOCK - 99.25%
	AEROSPACE / DEFENSE - 2.05%
69,943	Lockheed Martin Corp.	$ 8,562,422

	AGRICULTURE - 1.85%
92,141	Philip Morris International, Inc.	7,688,245

	BANKS - 1.88%
172,974	Bank of the Ozarks, Inc.	7,849,560

	CHEMICALS - 11.10%
93,816	Airgas, Inc.	9,536,398
142,819	Albemarle Corp.	8,907,621
106,800	Ecolab, Inc.	9,756,180
87,300	Monsanto Co.	8,545,797
34,162	NewMarket Corp.	9,366,537
		46,112,533
	DISTRIBUTION / WHOLESALE - 2.44%
41,045	WW Grainger, Inc.	10,152,481

	DIVERSIFIED FINANCIAL SERVICES - 5.90%
93,816	Ameriprise Financial, Inc.	8,082,248
100,517	T Rowe Price Group, Inc.	7,050,262
53,609	Visa, Inc. - Cl. A	9,350,482
		24,482,992
	ELECTRIC - 1.76%
178,000	Wisconsin Energy Corp.	7,305,120

	HEALTHCARE PRODUCTS - 4.13%
120,521	Baxter International, Inc.	8,383,441
147,426	Covidien PLC	8,757,105
		17,140,546
	HOUSEHOLD PRODUCTS / WARES - 2.07%
144,524	Church & Dwight Co., Inc.	8,577,499

	INSURANCE - 2.16%
250,895	Amtrust Financial Services, Inc.	8,961,962

	LEISURE TIME - 2.46%
93,397	Polaris Industries, Inc.	10,199,886

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares	Security	Market Value

	MACHINERY-DIVERSIFIED - 4.50%
80,414	Cummins, Inc.	$ 9,907,005
131,510	Nordson Corp.	8,765,142
		18,672,147
	MEDIA - 2.30%
234,122	Comcast Corp.	9,538,130

	OIL & GAS - 9.04%
75,166	Chevron Corp.	9,052,242
147,007	Helmerich & Payne, Inc.	9,267,321
105,108	Occidental Petroleum Corp.	9,271,577
294,014	Suncor Energy, Inc.	9,958,254
		37,549,394
	OIL & GAS SERVICES - 2.37%
132,348	National Oilwell Varco Inc.	9,833,456

	PHARMACEUTICALS - 6.41%
232,028	Abbott Laboratories	7,733,493
207,403	Cardinal Health, Inc.	10,428,223
50,678	Novo Nordisk A/S - ADR	8,460,185
		26,621,901
	PIPELINES - 9.58%
176,298	Enbridge, Inc.	7,219,403
155,383	Genesis Energy LP	7,562,491
205,223	Kinder Morgan, Inc.	7,784,109
175,637	ONEOK, Inc.	9,034,767
127,322	Sunoco Logistics Partners LP	8,179,165
		39,779,935
	REITS - 3.08%
114,182	Digital Realty Trust, Inc.	6,348,519
227,163	Omega Healthcare Investors, Inc.	6,451,429
		12,799,948
	RETAIL - 13.24%
253,388	Brinker International, Inc.	10,132,986
143,656	Casey's General Stores, Inc.	9,472,677
82,089	Costco Wholesale Corp.	9,183,297
159,808	CVS Caremark Corp.	9,276,854
105,962	PetSmart, Inc.	7,462,904
179,256	TJX Cos, Inc.	9,450,376
		54,979,094
	SEMICONDUCTORS - 2.35%
147,007	QUALCOMM, Inc.	9,743,624

	SOFTWARE - 2.01%
250,456	Microsoft Corp.	8,365,230

Copeland Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares	Security	Market Value

	TECHNOLOGY SERVICES - 4.29%
123,492	Accenture PLC - Cl. A	$ 8,922,297
178,419	Jack Henry & Associates, Inc.	8,903,108
		17,825,405

	TRANSPORTATION - 2.28%
61,567	Union Pacific Corp.	$ 9,452,997

	TOTAL COMMON STOCK	412,194,507
	(Cost - $357,656,992)

	SHORT-TERM INVESTMENT - 0.66%
2,753,375	Fifth Third US Treasury Money Market Fund, 0.01% +	2,753,375
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $2,753,375)

	TOTAL INVESTMENTS - 99.91%
	(Cost - $360,410,367) (a)	$ 414,947,882
	OTHER ASSETS LESS LIABILITIES - 0.09%	366,794
	NET ASSETS - 100.00%	$ 415,314,676

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2013.
ADR - American Depositary Receipt.
REITS - Real Estate Investment Trusts
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $360,005,937 and differs from market value by net unrealized appreciation (depreciation) of:
	Unrealized appreciation:	$ 57,524,158
	Unrealized depreciation:	(2,582,213)
	Net unrealized appreciation:	$ 54,941,945

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2013
Shares	Security	Market Value

	COMMON STOCK - 84.06%
	AEROSPACE / DEFENSE - 2.37%
11,426	Cobham PLC	$ 50,360

	AGRICULTURE - 2.92%
1,832	Japan Tobacco, Inc.	61,904

	BANKS - 2.46%
1,219	Svenska Handelsbanken AB	52,237

	BEVERAGES - 1.94%
1,345	Diageo PLC	41,148

	COMMERCIAL SERVICES - 6.27%
2,507	Babcock International Group PLC	44,082
3,609	Capita PLC	53,263
2,047	Experian PLC	35,757
		133,102

	DIVERSIFIED FINANCIAL SERVICES - 3.88%
7,780	Aberdeen Asset Management PLC	42,439
4,549	IG Group Holdings PLC	39,963
		82,402
	ELECTRONICS - 2.08%
1,284	Spectris PLC	44,113

	ENGINEERING & CONSTRUCTION - 2.41%
7,596	Cheung Kong Infrastructure Holdings Ltd.	51,243

	HEALTHCARE PRODUCTS - 6.02%
828	Coloplast A/S	44,847
655	Covidien PLC	38,907
3,800	Smith & Nephew PLC	44,120
		127,874
	HOLDING COMPANIES-DIVERSIFIED - 1.62%
649	Jardine Matheson Holdings Ltd.	34,446

	HOUSEHOLD PRODUCTS / WARES - 2.61%
817	Reckitt Benckiser Group PLC	55,428

	INSURANCE - 2.41%
884	Intact Financial Corp.	51,102

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares	Security	Market Value

	INTERNET - 2.16%
93	Yahoo Japan Corp.	$ 45,833

	LODGING - 2.73%
1,216	Whitbread PLC	57,975

	OIL & GAS - 6.74%
1,446	Canadian Natural Resources Ltd.	44,064
1,559	Royal Dutch Shell PLC	52,383
1,387	Suncor Energy, Inc.	46,685
		143,132
	OIL & GAS SERVICES - 2.08%
2,741	AMEC PLC	44,057

	PHARMACEUTICALS - 8.69%
264	Novo Nordisk A/S	44,059
186	Roche Holding AG	46,286
396	Sanofi SA	37,881
1,472	Teva Pharmaceutical Industries Ltd. - ADR	56,260
		184,486
	PIPELINES - 2.01%
1,044	Enbridge, Inc.	42,752

	RETAIL - 5.76%
530	Cosmos Pharmaceutical Corp.	65,792
428	Inditex SA	56,490
		122,282

	TECHNOLOGY HARDWARE- 2.08%
2,148	GN Store Nord A/S	44,114

	TECHNOLOGY SERVICES - 2.32%
681	Accenture PLC - Cl. A	49,202

	TELECOMMUNICATIONS - 10.40%
1,077	KDDI Corp.	51,222
1,079	Rogers Communications, Inc.	42,548
2,021	Telenor ASA	41,918
1,205	TELUS Corp.	36,926
14,959	Vodafone Group PLC - ADR	48,107
		220,721
	TRANSPORTATION - 2.10%
476	Canadian National Railway Co.	44,581

	TOTAL COMMON STOCK	1,784,494
	(Cost - $1.789.957)

	SHORT-TERM INVESTMENT - 14.28%
303,051	Federated Treasury Obligations Fund, 0.04% +	303,051
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $303,051)

Copeland International Risk Managed Dividend Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013
Shares	Security	Market Value

TOTAL INVESTMENTS - 98.34%
	( Cost - $2,093,008) (a)	$ 2,087,545
	OTHER ASSETS LESS LIABILITIES - 1.66%	35,269
	NET ASSETS - 100.00%	$ 2,122,814

+ Money market fund; Interest rate reflects seven-day effective yield on August 31, 2013.
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $2,093,008 and differs from market value by net unrealized appreciation (depreciation) of:

	Unrealized appreciation:	$ 43,208
	Unrealized depreciation:	(48,671)
	Net unrealized depreciation:	$ (5,463)

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued.  In the absence of a sale on the primary exchange, such securities shall be valued at the last bid on the primary exchange.  NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the adviser in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used.  The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective December 17, 2012 Copeland International Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Copeland Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2013

The following is a summary of the inputs used as of August 31, 2013 in valuing the Fund's assets carried at fair value:

Copeland Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 412,194,507	$ -	$ -	$ 412,194,507
Short-Term Investment	$ 2,753,375	-	-	$ 2,753,375
Total	$ 414,947,882	$ -	$ -	$ 414,947,882

Copeland International Risk Managed Dividend Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 531,593	$ 1,252,901	$ -	$ 1,784,494
Short-Term Investment	$ 303,051	-	-	$ 303,051
Total	$ 834,644	$ 1,252,901	$ -	$ 2,087,545

* See each Fund's Schedule of Investments for industry classification.
The Funds did not hold any level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Funds' policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Copeland Trust

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

10/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric C. Brown

Eric C. Brown, President

Date

10/30/13

By (Signature and Title)

/s/ Mark W. Giovanniello

 Mark W. Giovanniello, Treasurer

Date

10/30/13